Basic and Diluted Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Oct. 01, 2023	Dec. 31, 2022
Basic and Diluted Net Loss Per Share (Tables) [Line Items]
Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders
The following table sets forth the computation of the Company’s basic and diluted net loss per share attributable to common stockholders for the thirteen and thirty-nine weeks ended October 1, 2023 and three and nine months ended September 30, 2022 (in thousands, except share and per share amounts):

	Thirteen Weeks Ended October 1, 2023	Three Months Ended September 30, 2022	Thirty-Nine Weeks Ended October 1, 2023	Nine Months Ended September 30, 2022
Numerator:
Net loss from continuing operations	$(50,973)	$(4,146)	$(73,448)	$(10,809)
Net loss from discontinued operations	(155,909)	—	(168,458)	—

Net loss	$(206,882)	$(4,146)	$(241,906)	$(10,809)
Denominator:
Weighted average common shares outstanding, basic and diluted	39,821,078	13,431,410	16,969,979	13,053,367
Net loss per share:
Continuing operations – basic and diluted	$(1.28)	$(0.31)	$(4.33)	$(0.83)

Discontinued operations – basic and diluted	$(3.92)	$—	$(9.92)	$—

Net loss per share – basic and diluted	$(5.20)	$(0.31)	$(14.25)	$(0.83)

The following table sets forth the computation of the Company’s basic and diluted net loss per share attributable to common stockholders for the years ended December 31, 2022, 2021 and 2020 (in thousands, except share and per share amounts):

	Years Ended December 31,
	2022	2021	2020
Numerator:
Net loss from continuing operations	$(28,023)	$(9,282)	$(5,682)
Net loss from discontinued operations	(1,454)	—	—

Net loss	$(29,477)	$(9,282)	$(5,682)

Denominator:
Weighted average common shares outstanding, basic and diluted	22,524,400	11,990,015	9,760,018
Net loss per share:
Continuing operations – basic and diluted	$(1.24)	$(0.77)	$(0.58)
Discontinued operations – basic and diluted	$(0.07)	$—	$—
Net loss per share – basic and diluted	$(1.31)	$(0.77)	$(0.58)

Schedule of Potential Common Shares Excluded from Diluted Net Loss Per Share
The following table presents the potential common shares outstanding that were excluded from the computation of diluted net loss per share of common stock as of the periods presented because including them would have been antidilutive:

	As of
	October 1, 2023	December 31, 2022
Common stock warrants	23,626,132	2,000,878
Preferred stock warrants	—	488,024
Stock options and RSUs issued and outstanding	7,013,514	2,430,949

Potential common shares excluded from diluted net loss per share	30,639,646	4,919,851

The following table presents the potential common shares outstanding that were excluded from the computation of diluted net loss per share of common stock as of the periods presented because including them would have been antidilutive:

	As of December 31,
	2022	2021	2020
Stock options issued and outstanding	4,970,419	2,135,464	1,968,590
Convertible notes	1,912,493	1,618,585	812,531
Preferred stock warrants	1,152,790	488,024	488,024
SAFE agreements	—	388,785	19,562
Common stock warrants	43,135	4,999	—

Potential common shares excluded from diluted net loss per share	8,078,837	4,635,857	3,288,706